Reinsurance - Effects of Reinsurance and Assumption Transactions (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Written premiums:
Direct	$ 24,341	$ 24,796	$ 95,832	$ 97,801	$ 82,430
Assumed	11,873	8,168	42,187	34,294	28,905
Ceded	(17,872)	(14,943)	(46,787)	(30,666)	(18,395)
Net written premiums	18,342	18,021	91,232	101,429	92,940
Earned premiums:
Direct	23,315	24,123	97,843	91,943	75,130
Assumed	10,979	8,641	37,558	31,107	31,484
Ceded	(12,342)	(8,809)	(38,690)	(24,248)	(17,511)
Net earned premiums	21,952	23,955	96,711	98,802	89,103
Losses and loss adjustment expenses:
Direct	1,969	13,066	73,000	71,021	48,780
Assumed	1,497	7,408	43,487	25,740	24,429
Ceded	10,247	(2,456)	(35,047)	(26,900)	(16,981)
Total net incurred losses and LAE	$ 13,713	$ 18,018	$ 81,440	$ 69,861	$ 56,228